STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)			12 Months Ended
	Jan. 19, 2021	Sep. 15, 2020	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued warrant, shares			$ 197,774
Investment received				$ 1,502,000
Investment received shares				22,682,142
Stock Issued During Period, Shares, Issued for Services				7,354,312
Share-Based Payment Arrangement, Noncash Expense			1,163,961	$ 4,966,508
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Intrinsic value of warrants outstanding			$ 0
Convertible Promissory Note And Accrued Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt conversion, shares			58,800,000	141,635,524
Debt conversion, amount			$ 588,000	$ 1,469,004
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued, shares			19,977,169
Common stock issued warrant, shares			$ 197,774
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued, shares				5,681,985
Common stock issued warrant, shares				$ 6,709,890
Mycotopia [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued warrant, shares				654,647
Share-Based Payment Arrangement, Noncash Expense				2,936,647
Stock Issued During Period, Value, Issued for Services				2,282,000
Strategic Alliance Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued, shares		1,050,000
Strategic Alliance Agreement [Member] | Psychedelitech Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity percentage		10.00%
Strategic Alliance Agreement [Member] | Psychedelitech Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued, shares		1,050,000
Common stock issued warrant, shares		$ 26,250
Investment owned at cost			$ 0	$ 26,250
Stock Purchase Agreement [Member] | Former And Current Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Payments to Acquire Equity Securities, FV-NI	$ 350,000
[custom:PaymentsToAcquireEquitySecuritiesShares]	9,793,754
Stock Purchase Agreement [Member] | Former And Current Directors [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Payments to Acquire Equity Securities, FV-NI	$ 350,000
Noncontrolling Interest, Increase from Sale of Parent Equity Interest	$ 3,454
Stock Purchase Agreement [Member] | Former And Current Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity percentage	75.77%